CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (19,889)	$ (9,294,658)	$ (668,818)	$ (3,763,638)
Adjustments to reconcile net loss to net cash used in operating activities:
Dividend and interest income	0	(3,401,167)	(504,196)	(1,289,804)
Loss on change in fair value of Forward Purchase Agreement liability	0	10,310,000	0	2,770,000
Changes in current assets and liabilities:
Prepaid expenses	0	(42,631)	(44,631)	(6,783)
Accrued expenses	9,358	875,903	529,363	1,416,422
Due to Sponsor - related party	0	40,000	4,860	9,960
Income taxes payable	0	686,892	169,952	240,507
Net cash used in operating activities	(10,531)	(825,661)	(513,470)	(623,336)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	0	(1,840,000)	(92,920,000)	(92,920,000)
Redemption of investments in Trust Account for franchise and income taxes		505,203	0
Net cash used in investing activities		(1,334,797)	(92,920,000)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	80,000	0	274,100	274,100
Repayment of promissory note - related party	0	0	(354,100)	(354,100)
Payment of deferred offering costs	(89,413)
Proceeds from issuance of Public Units	0	0	92,000,000	92,000,000
Proceeds from issuance of Private Warrants	0	0	3,040,000	3,040,000
Term extension fees paid by target company		1,840,000	0
Proceeds from issuance of Class B common stock	25,000
Payment of offering costs on Public Units	0	(170,000)	(1,552,782)	(1,572,782)
Proceeds from convertible note - related party		422,000	50,000
Proceeds from convertible note		375,000	0
Convertible note - related party	0			157,000
Net cash provided by financing activities	15,587	2,467,000	93,457,218	93,544,218
Net Change in Cash	5,056	306,543	23,748	882
Cash - beginning of period	0	5,938	5,056	5,056
Cash - end of period	5,056	312,481	28,804	5,938
Supplemental disclosure of noncash information:
Deferred underwriting commissions	0	0	3,680,000	3,680,000
Issuance of Representative Shares for underwriting services	0	0	622,882	622,882
Accretion to redemption value of Class A Common stock subject to possible redemption	0	4,401,072	15,210,059	15,875,111
Offering costs included in accrued offering costs	240,193
Deemed capital contribution by the Sponsor through transfer of Class B shares	$ 0	$ 0	$ 2,508,632	$ 2,508,632